Consolidated Statements of Changes in Equity shares in Thousands, $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Share capital [member] TWD ($) shares	Share capital [member] USD ($) shares	Capital surplus [member] TWD ($)	Capital surplus [member] USD ($)	Legal reserve [member] TWD ($)	Legal reserve [member] USD ($)	Special reserve [member] TWD ($)	Special reserve [member] USD ($)	Unappropriated earnings [member] TWD ($)	Unappropriated earnings [member] USD ($)	Retained earnings [member] TWD ($)	Retained earnings [member] USD ($)	Exchange differences on translating foreign operations [member] TWD ($)	Exchange differences on translating foreign operations [member] USD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] TWD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] USD ($)	Gain (loss) on hedging instrument [member] TWD ($)	Gain (loss) on hedging instrument [member] USD ($)	Unearned employee benefit [member] TWD ($)	Unearned employee benefit [member] USD ($)	Equity directly associated with disposal groups held for sale [member] TWD ($)	Other reserves [member] TWD ($)	Other reserves [member] USD ($)	Treasury shares [member] TWD ($)	Treasury shares [member] USD ($)	Equity attributable to owners of the company [member] TWD ($)	Equity attributable to owners of the company [member] USD ($)	Non-controlling interests [member] TWD ($)	Non-controlling interests [member] USD ($)
Beginning balance at Dec. 31, 2021	$ 268,171,060		$ 44,086,502		$ 143,693,168		$ 6,300,198		$ 9,569,027		$ 69,712,555		$ 85,581,780		$ (15,393,646)		$ 4,190,361		$ 121,833		$ (1,164,991)			$ (12,246,443)		$ (7,488,362)		$ 253,626,645		$ 14,544,415
Beginning balance, shares at Dec. 31, 2021 | shares			4,408,650	4,408,650
Appropriation of earnings
Legal reserve							6,282,762				(6,282,762)
Special reserve									798,025		(798,025)
Cash dividends distributed by the Company	(30,501,981)										(30,501,981)		(30,501,981)															(30,501,981)
Total appropriation of earnings	(30,501,981)						6,282,762		798,025		(37,582,768)		(30,501,981)															(30,501,981)
Donations from shareholders	471,894				471,894																							471,894
Change from investments in associates accounted for using the equity method	7,623				7,623						152,102		152,102				(152,102)							(152,102)				7,623
Other changes in the capital surplus	1,186				1,186																							1,186
Net profit for the year	64,618,094										61,501,545		61,501,545															61,501,545		3,116,549
Other comprehensive income (loss) for the year, net of income tax	8,632,472										895,896		895,896		9,864,258		(2,953,279)		398,448					7,309,427				8,205,323		427,149
Total comprehensive income (loss)	73,250,566										62,397,441		62,397,441		9,864,258		(2,953,279)		398,448					7,309,427				69,706,868		3,543,698
Buy-back of ordinary shares	(205,608)																									(205,608)		(205,608)
Cancelation of treasury shares			$ (550,000)		(2,463,716)						(2,721,147)		(2,721,147)													5,734,863
Cancelation of treasury shares, shares | shares			(55,000)	(55,000)
Cash dividends received by subsidiaries from the Company	38,404				38,404																							38,404
Disposal of subsidiary																														0
Differences between consideration and carrying amount arising from acquisition of subsidiaries																														0
Changes in percentage of ownership interest in subsidiaries	(532,922)				(8,963)						(211,184)		(211,184)															(220,147)		(312,775)
Share-based payment from the Company	1,618,328		$ 143,339		742,845																732,144			732,144				1,618,328
Share-based payment from the Company, shares | shares			14,334	14,334
Cash dividends distributed by subsidiaries	(575,089)																													(575,089)
Share-based payment from subsidiaries	440,920				125,049																							125,049		315,871
Issue of convertible bonds by subsidiary	1,092,004																													1,092,004
Disposal of investments in equity instruments at fair value through other comprehensive income											(190,525)		(190,525)				190,525							190,525
Ending balance at Dec. 31, 2022	313,276,385		$ 43,679,841		142,607,490		12,582,960		10,367,052		91,556,474		114,506,486		(5,529,388)		1,275,505		520,281		(432,847)			(4,166,449)		(1,959,107)		294,668,261		18,608,124
Ending balance, shares at Dec. 31, 2022 | shares			4,367,984	4,367,984
Appropriation of earnings
Legal reserve							6,001,564				(6,001,564)
Special reserve									(6,845,501)		6,845,501
Cash dividends distributed by the Company	(38,482,083)										(38,482,083)		(38,482,083)															(38,482,083)
Total appropriation of earnings	(38,482,083)						6,001,564		(6,845,501)		(37,638,146)		(38,482,083)															(38,482,083)
Reversal of special reserve appropriated at the first-time adoption of IFRS Accounting Standards									(561,978)		561,978
Change from investments in associates accounted for using the equity method	3,255				3,255																							3,255
Other changes in the capital surplus	87				87																							87
Net profit for the year	37,307,860										35,457,908		35,457,908															35,457,908		1,849,952
Other comprehensive income (loss) for the year, net of income tax	449,350										(32,134)		(32,134)		(1,505,241)		2,347,561		(242,840)				$ (4,676)	594,804				562,670		(113,320)
Total comprehensive income (loss)	37,757,210										35,425,774		35,425,774		(1,505,241)		2,347,561		(242,840)				(4,676)	594,804				36,020,578		1,736,632
Cash dividends received by subsidiaries from the Company	641,387				641,387																							641,387
Disposal of subsidiary	(295,895)																													(295,895)
Differences between consideration and carrying amount arising from acquisition of subsidiaries	427,913																													427,913
Share-based payment from the Company	1,537,850		$ 174,657		929,634						712		712								432,847			432,847				1,537,850
Share-based payment from the Company, shares | shares			17,466	17,466
Cash dividends distributed by subsidiaries	(912,261)																													(912,261)
Share-based payment from subsidiaries	384,513				90,773																							90,773		293,740
Issue of convertible bonds by subsidiary	412,294																													412,294
Disposal of investments in equity instruments at fair value through other comprehensive income											73,418		73,418				(73,418)							(73,418)
Ending balance at Dec. 31, 2023	314,750,655		$ 43,854,498		144,272,626		18,584,524		2,959,573		89,980,210		111,524,307		(7,034,629)	$ (214,536)	3,549,648		277,441				(4,676)	(3,212,216)		(1,959,107)		294,480,108		20,270,547	$ 618,193
Ending balance, shares at Dec. 31, 2023 | shares			4,385,450	4,385,450
Appropriation of earnings
Legal reserve							3,232,866				(3,232,866)
Special reserve									(167,613)		167,613
Cash dividends distributed by the Company	(22,838,947)										(22,838,947)		(22,838,947)															(22,838,947)
Total appropriation of earnings	(22,838,947)						3,232,866		(167,613)		(25,904,200)		(22,838,947)															(22,838,947)
Change from investments in associates accounted for using the equity method	4,445				4,445																							4,445
Other changes in the capital surplus	68				68																							68
Net profit for the year	33,816,910	$ 1,031,318									32,378,936		32,378,936															32,378,936		1,437,974
Other comprehensive income (loss) for the year, net of income tax	13,638,305	415,929									173,524		173,524		12,085,635		122,083	$ 3,723	438,262				4,676	12,650,656				12,824,180		814,125
Total comprehensive income (loss)	47,455,215	1,447,247									32,552,460		32,552,460		12,085,635		122,083		438,262				$ 4,676	12,650,656				45,203,116		2,252,099
Cash dividends received by subsidiaries from the Company	379,462				379,462																							379,462
Disposal of subsidiary																														0	0
Differences between consideration and carrying amount arising from acquisition of subsidiaries																														177,487	5,413
Changes in percentage of ownership interest in subsidiaries	(456,695)				(250,106)						(5,439)		(5,439)															(255,545)		(201,150)
Share-based payment from the Company	2,971,598		$ 298,007		4,228,820						76,028		76,028								(1,631,257)			(1,631,257)				2,971,598		0
Share-based payment from the Company, shares | shares			29,801	29,801
Cash dividends distributed by subsidiaries	(593,390)																													(593,390)
Share-based payment from subsidiaries	320,130				81,947																							81,947		238,183
Non-controlling interests arising from capital increase of subsidiaries	177,487																													177,487
Issue of convertible bonds by subsidiary	100,885																													100,885
Disposal of investments in equity instruments at fair value through other comprehensive income											(58,828)		(58,828)				58,828							58,828
Ending balance at Dec. 31, 2024	$ 342,270,913	$ 10,438,273	$ 44,152,505	$ 1,346,524	$ 148,717,262	$ 4,535,446	$ 21,817,390	$ 665,367	$ 2,791,960	$ 85,147	$ 96,640,231	$ 2,947,247	$ 121,249,581	$ 3,697,761	$ 5,051,006	$ 154,041	$ 3,730,559	$ 113,771	$ 715,703	$ 21,827	$ (1,631,257)	$ (49,748)		$ 7,866,011	$ 239,891	$ (1,959,107)	$ (59,747)	$ 320,026,252	$ 9,759,875	$ 22,244,661	$ 678,398
Ending balance, shares at Dec. 31, 2024 | shares			4,415,251	4,415,251